SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Noncontrolling Interest) (Narrative) (Details) (VIEs [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
VIEs [Member]
Noncontrolling interest [Line Items]
Profit or loss allocated to the noncontrolling interest	$ 0	$ 0	$ 0